INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,062	$ 966	$ 964
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,132	1,017
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ (70)	$ (51)